Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets, net [Abstract]
Goodwill
	December 31,
	2012	2011
	U.S. Dollars
Gross goodwill	3,653	3,653

Accumulated impairment losses	(2,074)	-

Net goodwill	1,579	3,653

Intangible Assets, Net

	December 31,
	2012	2011
	U.S. Dollars
Patent registration costs	1,663	1,441
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,564	5,342

Accumulated amortization and impairment	2,593	1,151

Total intangible asset, net	2,971	4,191

Estimated Amortization Expense
Year ending December 31,	U.S. Dollars
2013	415
2014	369
2015	331
2016	321
2017	312
1,748